Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 20,268	$ 2,866	$ 2,135
Restricted cash	3,564	3,633	0
Due from transfer agent	0	15,908	0
Subscription receivable	0	6,611	0
Investments		1,353	2,675
Trade accounts receivable, net	69,927	59,010	37,431
Due from related parties	18,993	19,058	5,294
Unbilled receivables on uncompleted contracts		11,640	873
Advances and other receivables		13,165	16,796
Deferred income taxes		2,321	75
Inventories	23,696	24,181	21,559
Prepaid expenses		824	1,606
Other current assets	38,761	29,303
Total current assets	175,209	160,570	88,444
Long term assets:
Property, plant and equipment, net	84,937	87,382	63,032
Investments		0	1,198
Other long term assets	257	262	1,344
Total long term assets	85,194	87,644
Total assets	260,403	248,214	154,018
Current liabilities:
Short-term debt and current portion of long-term debt		29,720	7,125
Taxes payables		4,847	4,063
Deferred income taxes		6,698	0
Labor liabilities		6	25
Accrued liabilities and provisions		994	1,714
Accounts payable and accrued expenses	34,014	37,682	25,807
Current portion of customer advances on uncompleted contracts	33,068	28,470	17,867
Short-term debt and current portion of long term debt	38,579	29,720
Note payable to shareholder	80	80	0
Other current liabilities	16,504	12,545
Total current liabilities	122,245	108,497	56,601
Long term liabilities:
Warrant liability	27,160	18,280	0
Customer advances on uncompleted contracts	5,140	8,220	0
Long-term debt	44,595	48,097	50,130
Total liabilities	199,140	183,094	106,731
COMMITMENTS AND CONTINGENCIES
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at March 31, 2014	0	0	0
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 24,310,363 and 24,214,670 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	2	2	2
Legal Reserves	1,367	1,367	1,367
Additional paid-in capital	41,693	40,693	44,219
Retained earnings	13,807	18,488	(3,824)
Cumulative Translation Adjustment	4,394	4,570	5,523
Total shareholders’ equity	61,263	65,120	47,287
Total liabilities and shareholders’ equity	$ 260,403	$ 248,214	$ 154,018